Note 15 - Segmented Information (Tables)	3 Months Ended
Feb. 28, 2014
Segment Reporting [Abstract]
Schedule of Revenue from External Customers and Long-Lived Assets, by Geographical Areas [Table Text Block]
	February 28, 2014	February 28, 2013
	$	$

Revenue
Canada	-	-
United States	4,681,058	-
	4,681,058	-

Long-lived Assets by Geographic Areas [Table Text Block]
	February 28, 2014	November 30, 2013
Total assets
Canada	10,454,255	4,379,501

Total property and equipment
Canada	1,225,262	1,231,309